Investment Risks - Bramshill Income Performance Fund Series	Jul. 29, 2026
Credit Risk 1 Member
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Credit Risk
The risk that issuers of fixed income securities in which the Fund invests experience unanticipated financial problems causing their securities to decline in value. Changes in the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. In addition, the Fund is subject to the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or may stop making such payments altogether.
Interest Rate Risk 1 Member
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Interest Rate Risk
When interest rates increase, fixed income securities generally will decline in value and, as a result, an increase in interest rates may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, the prices of fixed income securities tend to increase. The Federal Reserve has raised interest rates from historically low levels. Any additional interest rate increases in the future may cause the value of fixed-income securities to decrease.
Financials Sector Risk Member
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Financials Sector Risk
Financial services companies are subject to extensive governmental regulation that may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge, and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.

Floating Rate Securities Risk Member
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Floating Rate Securities Risk
The interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as the Treasury Note Constant Maturity Rate. The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.
Derivatives Risk Member
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Derivatives Risk
Derivatives fluctuate in their values may not correlate perfectly with the overall securities markets. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Using derivatives also can have a leveraging effect and increase Fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders.
Rule 18f-4 under the Investment Company Act of 1940, as amended (the "1940 Act") provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
Options Risk. Purchasing and writing options, both put and call, are specialized activities that entail greater than normal investment risks. The Fund may not benefit to the same extent as directly holding the underlying asset. The Fund may also lose money on an option if changes in its value do not correspond to the changes in value of the underlying security. If the Fund is not able to close out an option position in its portfolio, it may have to exercise the option to realize any gain and may incur transaction costs upon the purchase or sale of such underlying securities. Some options involve the payment of premiums which may affect Fund performance. If the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Derivatives Risk, Futures Contract Risk Member
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Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Derivatives Risk, Options Risk Member
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Options Risk. Purchasing and writing options, both put and call, are specialized activities that entail greater than normal investment risks. The Fund may not benefit to the same extent as directly holding the underlying asset. The Fund may also lose money on an option if changes in its value do not correspond to the changes in value of the underlying security. If the Fund is not able to close out an option position in its portfolio, it may have to exercise the option to realize any gain and may incur transaction costs upon the purchase or sale of such underlying securities. Some options involve the payment of premiums which may affect Fund performance. If the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

ETF Risk Member
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ETF Risk
Because the Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”). An active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact the Fund’s ability to sell its shares of an ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests.

U.S. Government Securities Risk Member
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U.S. Government Securities Risk
U.S. government securities, which may be backed by the U.S. Department of the Treasury or the full faith and credit of the U.S., and may include U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds, are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Department of the Treasury, or are supported only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.

Prepayment And Extension Risk Member
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Prepayment and Extension Risk
When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.
Counterparty Risk Member
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Counterparty Risk
In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund which can result in significant financial loss to the Fund.
Call Risk Member
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Risk [Text Block]	Call Risk During a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
Closed-End Fund Risk Member
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Closed-End Fund Risk
Shares of closed-end funds frequently trade at a price per share that is less than the NAV per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the NAV of those shares. Closed-end funds have lower levels of daily volume when compared to open-end companies. There are greater risks involved in investing in securities with limited market liquidity. To the extent the Fund invests in closed-end funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the closed-end fund. Therefore, the Fund would incur higher expenses, which may be duplicative, than if the Fund did not invest in closed-end funds.
Contingent Convertible Securities Risk Member
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Contingent Convertible Securities Risk
A contingent convertible security (“CoCo”) is a fixed-income instrument that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or cash within a particular period of time at a specified price or formula. The value of CoCos tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. CoCos may involve the risk that holders of subordinate securities such as these may have to absorb losses in greater proportion than holders of more senior securities and may have greater risk than would holders of the underlying collateral which is to the benefit of the issuer and which may negatively impact the value of the security to the detriment of the Fund. In addition, CoCos are often rated below investment grade and have no assurance that the Fund as the holder would continue to receive any income upon conversion as the issuing bank may not be performing well and may not be paying any dividends.
Foreign Securities Risk Member
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Foreign Securities Risk
Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Hedging Risk Member
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Hedging Risk
The short positions in Treasury securities are not intended to mitigate credit risk or other factors influencing the price of investment grade bonds, which may have a greater impact than rising or falling interest rates. There is no guarantee that the short positions will completely eliminate the interest rate risk of the long investment grade bond positions. The hedge cannot fully account for changes in the shape of the Treasury interest rate (yield) curve. There is no guarantee the Fund will have positive returns, even in environments of sharply rising Treasury interest rates in which the Fund’s short positions might be expected to mitigate the effects of such rises.
High-Yield Securities Risk Member
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High Yield Securities Risk
Securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of the securities, such as increased possibility of default, liquidation of the security, and changes in value based on public perception of the issuer.
Distressed Or Defaulted Securities Risk Member
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Distressed or Defaulted Securities Risk
Investments in defaulted securities and obligations of distressed issuers, including securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks in addition to the risks of investing in high-yield debt securities. These securities are considered speculative with respect to the issuers’ continuing ability to make principal and interest payments. The Fund may incur costs to protect its investment, and the Fund could lose its entire investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Leverage Risk Member
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Leverage Risk
The Fund may make investments in options on futures, including U.S. Treasury futures, and other derivative instruments. These derivatives instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through entering into short sales or purchasing derivative instruments, the Fund has the risk of losing more than its original investment. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements.
Management Risk Member
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Risk [Text Block]	Management Risk Management risk describes the Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.
Market Events Risk Member
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Market Risk
Financial market risks affect the value of individual instruments in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rates, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors (for example, a global pandemic, government deficits and debt, military conflicts, inflation, tariffs, sanctions, and/or recessions). These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Municipal Securities Risk Member
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Municipal Securities Risk
Investing in various municipal securities may involve risk related to the ability of the municipalities to continue to meet their obligations for the payment of interest and principal when due. Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which the Fund invests could negatively impact the Fund.
Payment-In-Kind Securities Risk Member
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Payment-in-kind Securities Risk
Investing in payment-in-kind securities may involve the risk that interest payments deferred are subject to the risk that the borrower may default when deferred payments are due; interest rates on payment-in-kind loans are higher to reflect the time value of money on the deferred interest payments and higher credit risk of borrowers who may need to defer interest payments; payment-in-kind securities may have unreliable valuations because the accruals require judgment about the ultimate collectability of the deferred payment and the value of the associated collateral; and, the required recognition of payment-in-kind interest for U.S. federal income tax purposes may have a negative impact on liquidity because it represents a non-cash component of the Fund’s taxable income that must nevertheless be distributed in cash to investors to avoid it being subject to corporate level taxation.
Preferred Stock Risk Member
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Preferred Stock Risk
Preferred securities are subject to risks associated with both equity and debt instruments. Preferred securities are often sensitive to declining common stock values. Certain preferred securities contain provisions that allow an issuer to skip or defer distributions. Preferred securities can also be affected by changes in interest rates, especially if dividends are paid at a fixed rate, and may also include call features in favor of the issuer. Preferred securities are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments and may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.
Fixed-to-floating rate preferred stocks are typically callable after 5 or 10 years, but their coupon will become floating rate if the security is not called by the issuer. If payments on non-cumulative preferred stocks are deferred, they do not accumulate and will not be paid back at a later date. Perpetual preferred stocks have no stated maturity date and remain outstanding unless called.
Securities Lending Risk Member
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Securities Lending Risk
There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result the Fund may lose money.
Short Sale Risk Member
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Short Sale Risk
The risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.
Risk Lose Money [Member]
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Risk [Text Block]	Losing all or a portion of your investment is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.